Intangible assets and goodwill, net - Additional information (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Perpetuity growth rate		4.50%	4.50%
Discount rate used in current estimate of value in use		12.50%	12.50%
Cash flows and a perpetuity estimates		10 days	10 years
Disposals and write-offs	[1]	S/ 0	S/ 0	S/ 2,233
Seguros Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired					99.39%
Hipotecaria Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired					99.42%

[1]	During the years 2021, 2020 and 2019, Interbank sold in cash to non-related third parties written-off loan portfolios. The nominal value of the credits sold amounted to S/501,540,000, S/625,406,000 and S/587,895 ,000, respectively.